Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality	UK mortality table	UK mortality table
Financial actuarial assumptions
Discount rate	1.79%	1.45%
Price inflation	3.34%	2.95%
Aegon Nederland N.V. [member]
Demographic actuarial assumptions
Mortality	NL mortality table	NL mortality table
Financial actuarial assumptions
Discount rate	1.01%	0.51%
Salary increase rate	Curve 2021	Curve 2020
Indexation	53.05% of Curve 2021	55.6% of Curve 2020
United States [member]
Demographic actuarial assumptions
Mortality	US mortality table	US mortality table
Financial actuarial assumptions
Salary increase rate	4.00%	4.00%
Health care trend rate	6.10%	6.30%
United States [member] | Top of range [member]
Financial actuarial assumptions
Discount rate	2.61%	2.18%
United States [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate	2.80%	2.47%